Selected Statements Of Operations Data (Schedule Of Financial Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Interest on held-to-maturity marketable securities, amortization of premium and accretion of discounts on held-to-maturity marketable securities, interest on bank deposits and other interest	$ 878	$ 778	$ 1,311
Income related to ineffective derivative and derivative not designated as effective hedge	386	709	1,221
Foreign currency transaction differences, net	222
Total financial income	1,486	1,487	2,532
Interest and bank expenses including expense related to sale of trade receivables	(3,050)	(1,209)	(1,087)
Expenses related to ineffective derivative and derivative not designated as effective hedge	(1,331)	(1,016)	(597)
Foreign currency transaction differences, net		(277)	(947)
Total financial expenses	(4,381)	(2,502)	(2,631)
Total financial income (expense), net	$ (2,895)	$ (1,015)	$ (99)